Shareholder Report, Holdings (Details)	Apr. 30, 2025
C000202320 | AAA/Aaa
Holdings [Line Items]
Percent of Total Investments	37.10%
C000202320 | AA/Aa
Holdings [Line Items]
Percent of Total Investments	10.70%
C000202320 | A
Holdings [Line Items]
Percent of Total Investments	0.70%
C000202320 | BBB/Baa
Holdings [Line Items]
Percent of Total Investments	2.00%
C000202320 | BB/Ba
Holdings [Line Items]
Percent of Total Investments	1.50%
C000202320 | B
Holdings [Line Items]
Percent of Total Investments	0.80%
C000202320 | CCC/Caa
Holdings [Line Items]
Percent of Total Investments	3.80%
C000202320 | CC/Ca
Holdings [Line Items]
Percent of Total Investments	2.40%
C000202320 | C
Holdings [Line Items]
Percent of Total Investments	1.50%
C000202320 | D
Holdings [Line Items]
Percent of Total Investments	0.10%
C000202320 | N/R
Holdings [Line Items]
Percent of Total Investments	39.40%
C000202320 | Non-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	47.10%
C000202320 | U.S. Government Sponsored Agency Securities
Holdings [Line Items]
Percent of Total Investments	30.40%
C000202320 | Asset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	22.50%
C000202318 | AAA/Aaa
Holdings [Line Items]
Percent of Total Investments	37.10%
C000202318 | AA/Aa
Holdings [Line Items]
Percent of Total Investments	10.70%
C000202318 | A
Holdings [Line Items]
Percent of Total Investments	0.70%
C000202318 | BBB/Baa
Holdings [Line Items]
Percent of Total Investments	2.00%
C000202318 | BB/Ba
Holdings [Line Items]
Percent of Total Investments	1.50%
C000202318 | B
Holdings [Line Items]
Percent of Total Investments	0.80%
C000202318 | CCC/Caa
Holdings [Line Items]
Percent of Total Investments	3.80%
C000202318 | CC/Ca
Holdings [Line Items]
Percent of Total Investments	2.40%
C000202318 | C
Holdings [Line Items]
Percent of Total Investments	1.50%
C000202318 | D
Holdings [Line Items]
Percent of Total Investments	0.10%
C000202318 | N/R
Holdings [Line Items]
Percent of Total Investments	39.40%
C000202318 | Non-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	47.10%
C000202318 | U.S. Government Sponsored Agency Securities
Holdings [Line Items]
Percent of Total Investments	30.40%
C000202318 | Asset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	22.50%
C000202319 | AAA/Aaa
Holdings [Line Items]
Percent of Total Investments	37.10%
C000202319 | AA/Aa
Holdings [Line Items]
Percent of Total Investments	10.70%
C000202319 | A
Holdings [Line Items]
Percent of Total Investments	0.70%
C000202319 | BBB/Baa
Holdings [Line Items]
Percent of Total Investments	2.00%
C000202319 | BB/Ba
Holdings [Line Items]
Percent of Total Investments	1.50%
C000202319 | B
Holdings [Line Items]
Percent of Total Investments	0.80%
C000202319 | CCC/Caa
Holdings [Line Items]
Percent of Total Investments	3.80%
C000202319 | CC/Ca
Holdings [Line Items]
Percent of Total Investments	2.40%
C000202319 | C
Holdings [Line Items]
Percent of Total Investments	1.50%
C000202319 | D
Holdings [Line Items]
Percent of Total Investments	0.10%
C000202319 | N/R
Holdings [Line Items]
Percent of Total Investments	39.40%
C000202319 | Non-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	47.10%
C000202319 | U.S. Government Sponsored Agency Securities
Holdings [Line Items]
Percent of Total Investments	30.40%
C000202319 | Asset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	22.50%